Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAAX
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAPX
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCCX
Alger Large Cap Growth Fund (First Prospectus Summary) | Alger Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGAX
Alger Large Cap Growth Fund (First Prospectus Summary) | Alger Large Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGPX
Alger Large Cap Growth Fund (First Prospectus Summary) | Alger Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGCX
Alger Mid Cap Growth Fund (Prospectus Summary) | Alger Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGAX
Alger Mid Cap Growth Fund (Prospectus Summary) | Alger Mid Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCGX
Alger Mid Cap Growth Fund (Prospectus Summary) | Alger Mid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGCX
Alger SMid Cap Growth Fund (First Prospectus Summary) | Alger SMid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMAX
Alger SMid Cap Growth Fund (First Prospectus Summary) | Alger SMid Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMBX
Alger SMid Cap Growth Fund (First Prospectus Summary) | Alger SMid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMCX
Alger Small Cap Growth Fund (First Prospectus Summary) | Alger Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSAX
Alger Small Cap Growth Fund (First Prospectus Summary) | Alger Small Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSCX
Alger Small Cap Growth Fund (First Prospectus Summary) | Alger Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSCX
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFAX
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFCX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSAX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSBX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSCX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBAX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGBX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBCX
Alger Capital Appreciation Fund (Second Prospectus Summary) | Alger Capital Appreciation Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAZX
Alger Large Cap Growth Fund (Second Prospectus Summary) | Alger Large Cap Growth Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCZX
Alger SMid Cap Growth Fund (Second Prospectus Summary) | Alger SMid Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIMX
Alger SMid Cap Growth Fund (Third Prospectus Summary) | Alger SMid Cap Growth Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASMZX
Alger Small Cap Growth Fund (Second Prospectus Summary) | Alger Small Cap Growth Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCZX
Alger Growth Opportunities Fund (Second Prospectus Summary) | Alger Growth Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFIX
Alger Growth Opportunities Fund (Third Prospectus Summary) | Alger Growth Opportunities Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOZX